Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Accrued Liabilities and Other Current Liabilities
12.	Accrued liabilities and other current liabilities

	As of December 31,
	2018	2019
Salary and welfare payable	19,852	24,034
Professional service fee accrual	23,360	7,493
Other tax payables	1,403	2,225
Other service fee payables	—	2,196
VAT received from customers related to contract liabilities	3,890	937
Guarantee fee payable	6,120	—
Interest payable	206	—
Others	3,121	3,806
Total	57,952	40,691